NOTES PAYABLE (Details Narrative)			1 Months Ended									3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) shares	Apr. 13, 2017 USD ($)	Jan. 31, 2018 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	May 31, 2017 USD ($)	Apr. 26, 2017 USD ($)	Mar. 28, 2017 USD ($) $ / shares shares	Feb. 13, 2017 USD ($) $ / shares shares	Jan. 31, 2017 USD ($) $ / shares shares	Oct. 28, 2009 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Jul. 31, 2018 $ / shares	Jul. 27, 2018 $ / shares	Jan. 30, 2018 $ / shares
Debt Instrument [Line Items]
Proceeds from issuance of notes payable																	$ 281,000
Debt conversion, converted amount																	$ 120,000
Exercise price (in dollars per share) | $ / shares				$ 0.15													$ 0.15			$ 0.15
Interest expense												$ (1,032)	$ (1,074)	$ (2,660)	$ (283)	(6,664)	$ 218,316
Note payable balance				$ 50,000													50,000
Accrued interest				$ 33,667												0	33,667
Number of common stock called by warrants | shares												85,255		85,255
Warrant value																605,535
Loss on settlement of related party notes payable	$ 279,000																$ 331,912
Increase decrease in notes payable																$ 30,000
Common Stock [Member]
Debt Instrument [Line Items]
Shares issued on conversion of debt (in shares) | shares																	1,749,683
Warrant [Member]
Debt Instrument [Line Items]
Shares issued on conversion of debt (in shares) | shares																	1,749,683
Exercise price (in dollars per share) | $ / shares				$ 0.15													$ 0.15			$ 0.10
Common Stock payable [Member]
Debt Instrument [Line Items]
Accrued interest				$ 2,478													$ 2,478
Sale of units [Member]
Debt Instrument [Line Items]
Number of common stock called by warrants (in shares) | shares				19,451,575													19,451,575
Exercise price (in dollars per share) | $ / shares				$ 0.15													$ 0.15
Related party note payables [Member]
Debt Instrument [Line Items]
Number of common stock called by warrants (in shares) | shares				4,402,079												4,402,079	4,402,079
Exercise price (in dollars per share) | $ / shares				$ 0.15												$ 0.15	$ 0.15
Maximum [Member] | Warrant [Member]
Debt Instrument [Line Items]
Exercise price (in dollars per share) | $ / shares				0.15													0.15
Board of Director [Member]
Debt Instrument [Line Items]
Exercise price (in dollars per share) | $ / shares				0.15													0.15
Board of Director [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of common stock called by warrants (in shares) | shares	3,700,000
Board of Director [Member] | Warrant [Member]
Debt Instrument [Line Items]
Shares issued on conversion of debt (in shares) | shares			1,749,683
Exercise price (in dollars per share) | $ / shares			$ 0.15															$ 0.15	$ 0.10
Two directors [Member] | Warrant [Member]
Debt Instrument [Line Items]
Exercise price (in dollars per share) | $ / shares				$ 0.15													$ 0.15
Director [Member] | Related party note payables [Member]
Debt Instrument [Line Items]
Number of common stock called by warrants (in shares) | shares				6,250,000													6,250,000
Director [Member] | Issaunce of notes payable [Member]
Debt Instrument [Line Items]
Number of common stock called by warrants (in shares) | shares				1,000,000													1,000,000
Exercise price (in dollars per share) | $ / shares				$ 0.40													$ 0.40
Notes Payable [Member]
Debt Instrument [Line Items]
Proceeds from issuance of notes payable					$ 360,000											$ 50,000
Debt conversion, converted amount				$ 270,000	$ 390,000
Number of common stock called by warrants (in shares) | shares				6,151,762	6,151,762												6,151,762
Exercise price (in dollars per share) | $ / shares					$ 0.15
Fair value of warrant liability					$ 0
Interest expense																33,667
Note payable balance				$ 50,000	50,000												$ 50,000
Accrued interest					$ 6,101											$ 0
Notes Payable [Member] | Expected Life [Member]
Debt Instrument [Line Items]
Expected warrant term					5 years
Notes Payable [Member] | Transaction One [Member]
Debt Instrument [Line Items]
Number of common stock called by warrants (in shares) | shares				4,402,079													4,402,079
Accrued interest				$ 3,623													$ 3,623
Notes Payable [Member] | Warrant [Member]
Debt Instrument [Line Items]
Expected warrant term								5 years	5 years	5 years
Proceeds from issuance of notes payable								$ 25,000	$ 100,000	$ 20,000	$ 50,000
Number of common stock called by warrants (in shares) | shares								1,250,000	5,000,000	1,000,000
Exercise price (in dollars per share) | $ / shares								$ 0.40	$ 0.40	$ 0.40
Fair value of warrant liability								$ 21,300	$ 76,390	$ 15,896
Interest rate, notes payable										10.00%	8.00%
Notes Payable [Member] | Warrant [Member] | Dividend Yield [Member]
Debt Instrument [Line Items]
Fair value, measurement input								0.00	0.00
Notes Payable [Member] | Loan [Member]
Debt Instrument [Line Items]
Proceeds from issuance of notes payable		$ 10,000
Notes Payable [Member] | Loan [Member] | Board of Director [Member]
Debt Instrument [Line Items]
Proceeds from issuance of notes payable					$ 36,000	$ 60,000
Financing [Member]
Debt Instrument [Line Items]
Proceeds from issuance of notes payable							$ 750,000
Investment in common stock							60,000
Interest expense							60,000
Promissory Note [Member] | Loan [Member]
Debt Instrument [Line Items]
Proceeds from issuance of notes payable							$ 30,000
Interest rate, notes payable							10.00%